Pension and Other Employee Obligations	12 Months Ended
Dec. 31, 2023
Disclosure of performance obligations [abstract]
Pension and other employee obligations
22.
Pension and other employee obligations

Defined benefit liabilities as of December 31, 2023, and December 31, 2022, are as follows:

		(Unit: USD)
Classification	As of December 31, 2023	As of December 31, 2022
Present value of defined benefit obligations	1,942,451	1,459,979
Fair value of plan assets	(116,768)	(118,121)
Net defined benefit obligations	1,825,683	1,341,858

The details of changes in the defined benefit obligation are as follows:

		(Unit: USD)
Classification	As of December 31, 2023	As of December 31, 2022
Beginning	1,459,979	1,174,807
Current service cost	394,636	286,420
Re-measurement element
- Actuarial gain due to changes in financial assumptions	279,938	360,625
Payment made	(157,519)	(293,684)
Foreign currency translation differences for foreign operations	(34,583)	(68,189)
Ending	1,942,451	1,459,979

The details of changes in the planned assets are as follows:

		(Unit: USD)
Classification	As of December 31, 2023	As of December 31, 2022
Beginning	118,121	123,845
Re-measurement Element
- Gain from plan assets	6,455	3,287
- Actuarial gain due to changes in financial assumptions	(4,894)	(1,919)
Foreign currency translation differences for foreign operations	(2,914)	(7,092)
Ending	116,768	118,121

The details of the composition of planned assets are as follows:

		(Unit: USD)
Classification	As of December 31, 2023	As of December 31, 2022
Deposit	116,768	118,121

The details of major actuarial assumptions are as follows:

		(Unit: USD)
Classification	As of December 31, 2023	As of December 31, 2022
Expected salary increase rate	4,50%	4,50%
Discount rate	4.32%	5.18%